Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Maturity of Debentures and Bonds
The breakdown of financial liabilities at December 31, 2019 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2020	2021	2022	2023	2024	Subsequent years	Non-current total	Total
Debentures and bonds	5,826	4,876	5,152	2,369	1,048	23,365	36,810	42,636
Promissory notes & commercial paper	1,635	—	—	140	263	320	723	2,358
Total Issues	7,461	4,876	5,152	2,509	1,311	23,685	37,533	44,994
Loans and other payables	1,091	447	380	423	547	1,600	3,397	4,488
Derivative instruments (Note 19)	524	199	228	101	132	1,698	2,358	2,882
Total	9,076	5,522	5,760	3,033	1,990	26,983	43,288	52,364
The detail and key features of outstanding debentures and bonds at December 31, 2019 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2020	2021	2022	2023	2024	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,092	1,092
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,592	1,592
EMTN O2 GBP	GBP	5.375%	—	—	—	—	—	587	587
TELEF. EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,781	1,781
TELEF. EMISIONES JANUARY 07 A	EUR	1 x EURIBOR6M +0,83%	—	55	—	—	—	—	55
TELEF. EMISIONES MAY 2014	EUR	2.242%	—	—	1,250	—	—	—	1,250
EMTN GBP 12/09/2022 650 GBP	GBP	5.289%	—	—	764	—	—	—	764
TELEF. EMISIONES APRIL 2010	USD	5.134%	1,247	—	—	—	—	—	1,247
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	470	470
TELEF. EMISIONES FEBRUARY 2011	USD	5.462%	—	1,336	—	—	—	—	1,336
TELEF. EMISIONES FEBRUARY 2012	GBP	5.597%	822	—	—	—	—	—	822
TELEF. EMISIONES OCTOBER 2012	EUR	4.710%	1,200	—	—	—	—	—	1,200
TELEF. EMISIONES DECEMBER 2012	CHF	3.450%	—	—	138	—	—	—	138
TELEF EMISIONES JANUARY 2013	EUR	3.987%	—	—	—	1,500	—	—	1,500
TELEF. EMISIONES MARCH 2013	EUR	3.961%	—	1,000	—	—	—	—	1,000
TELEF EMISIONES APRIL 2013	USD	4.570%	—	—	—	668	—	—	668
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800
TELEF. EMISIONES OCTOBER 2013	CHF	2.595%	207	—	—	—	—	—	207
TELEF. EMISIONES JULY 2015	EUR	1 x EURIBOR6M +0,83%	—	—	67	—	—	—	67
TELEF. EMISIONES SEPTEMBER 2015	EUR	1.477%	—	1,000	—	—	—	—	1,000
TELEF EMISIONES APRIL 2016	EUR	0.750%	—	—	1,400	—	—	—	1,400

Total Telefónica and its instrumental companies (cont.)
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2020	2021	2022	2023	2024	Subsequent years	Total
TELEF EMISIONES APRIL 2016	EUR	1.460%	—	—	—	—	—	1,350	1,350
TELEF. EMISIONES OCTOBER 2016	EUR	0.318%	1,250	—	—	—	—	—	1,250
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	—	500	500
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	—	—	1,336	1,336
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,781	1,781
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	—	200	200
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	178	178
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	445	445
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,113	1,113
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	668	668
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES FEBRUARY 2019 GREEN B.	EUR	1.069%	—	—	—	—	1,000	—	1,000
TELEF. EMISIONES MARCH 2019	EUR	1.788%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2019	USD	5.520%	—	—	—	—	—	1,113	1,113
TELEF. EMISIONES JULY 2019	EUR	1.957%	—	—	—	—	—	500	500
Telefónica Emisiones, S.A.U.			4,726	3,391	3,619	2,168	1,000	19,222	34,126
Exchangeable Bond MARCH 2016 (*)	EUR	—	—	600	—	—	—	—	600
Telefónica Participaciones		—	—	600	—	—	—	—	600
Total Telefónica, S.A. and its instrumental companies			4,726	3,991	3,619	2,168	1,000	20,814	36,318
(*) Issue of non-dilutive cash-settled equity-linked bonds referenced to Telefónica share price, with a nominal amount of 600 million euros, issue price of 101.25% and maturing in March 2021.

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2020	2021	2022	2023	2024	Subsequent years	Total
Bond T	CLP	4.900%	11	23	—	23	—	—	57
144A Bond	USD	3.875%	—	—	445	—	—	—	445
Telefónica Chile, S.A.			11	23	445	23	—	—	502
Bond F	UF	3.600%	—	—	—	101	—	—	101
Bond G	UF	2.200%	67	—	—	—	—	—	67
Bond I	UF	1.950%	67	—	—	—	—	—	67
Bond K	CLP	4.900%	—	112	—	—	—	—	112
Foreign operators (cont.)

			Maturity
Debentures and bonds	Currency	% Interest rate	2020	2021	2022	2023	2024	Subsequent years	Total
Telefónica Móviles Chile, S.A.			134	112	—	101	—	—	347
T. Finanzas Mex 0710 FIX	MXN	8.070%	94	—	—	—	—	—	94
Telefónica Finanzas México, S.A.			94	—	—	—	—	—	94
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3,625%	—	—	—	—	—	23	23
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2,875%	—	—	—	—	—	18	18
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3,125%	—	—	—	—	—	18	18
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3,1875%	—	—	—	—	—	7	7
Bond T. Peru 5th Program (22nd Serie Ac)	N. SOL	VAC + 3,500%	—	9	—	—	—	—	9
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3,09375%	—	—	—	—	—	17	17
Bond T. Peru 6th Program (11th Serie A)	N. SOL	6.656%	—	—	—	70	—	—	70
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.188%	—	—	—	—	32	—	32
Bond T. Peru 6th Program (12th Serie A)	N. SOL	5.063%	30	—	—	—	—	—	30
Bond T. Peru 6th Program (13th Serie A)	N. SOL	5.500%	—	—	38	—	—	—	38
Bond T. Peru 6th Program (14th Serie A)	N. SOL	5.344%	—	—	27	—	—	—	27
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.469%	—	—	—	—	36	—	36
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	—	—	—	—	—	28	28
Bond T. Peru 6th Program (12th Serie B)	N. SOL	4.188%	—	19	—	—	—	—	19
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	—	—	—	—	21	21
Bond T. Peru 1st Program International Issue (1sr Serie A)	N. SOL	7.375%	—	—	—	—	—	457	457
Telefónica del Perú, S.A.			30	28	65	70	68	589	850
Nonconvertible bonds	BRL	1,0825 XCDI	—	222	222	—	—	—	444
Nonconvertible bonds	BRL	1,0 XCDI + 0,24%	222	—	—	—	—	—	222
Nonconvertible bonds (Telemig) I	BRL	IPCA + 0,5%	—	—	—	—	—	—	—
Nonconvertible bonds (Telemig) II	BRL	IPCA + 0,5%	1	1	—	—	—	—	2
Nonconvertible bonds (Telemig) III	BRL	IPCA + 0,5%	2	2	—	—	—	—	4
Telefônica Brasil, S.A.			225	225	222	—	—	—	672
BOND R144-A	USD	5.375%	—	—	650	—	—	—	650
Bond A5	COP	6.650%	—	—	—	—	94	—	94
Bond C10	COP	IPC + 3,39%	—	—	—	—	—	41	41
Colombia Telecomunicaciones, S.A, ESP			—	—	650	—	94	41	785
Bond	EUR	2.375%	—	500	—	—	—	—	500
Bond	EUR	1.750%	—	—	—	—	—	600	600
O2 Telefónica Deutschland Finanzierungs, GmbH			—	500	—	—	—	600	1,100
Total Outstanding Debentures and Bonds Foreign operators			494	888	1,382	194	162	1,230	4,350
Total Outstanding Debentures and Bonds			5,220	4,879	5,001	2,362	1,162	22,044	40,668

Schedule of Financial Liabilities
The composition of these financial liabilities by category at December 31, 2019 and 2018 is as follows:

December 31, 2019
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	44,994	44,994	49,474
Loans and other payables	—	—	—	—	—	—	4,488	4,488	4,511
Derivative instruments	961	—	1,921	59	2,823	—	—	2,882	2,882
Total financial liabilities	961	—	1,921	59	2,823	—	49,482	52,364	56,867

December 31, 2018
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	43,630	43,630	44,939
Loans and other payables	—	—	—	—	—	—	8,555	8,555	8,517
Derivative instruments	870	—	1,647	71	2,446	—	—	2,517	2,517
Total financial liabilities	870	—	1,647	71	2,446	—	52,185	54,702	55,973

Schedule of Reconciliation of Changes in Financial Liabilities
The movement in changes in issues, promissory notes, commercial paper, loans and other payables in 2019 and 2018 arising from financial activities is as follows:

			Cash used in financing activities
Millions of euros	Balance at 12/31/18	First application of IFRS 16	Cash received	Cash paid	Translation differences and exchange gains and losses	Fair value adjustment and financial updates	Other movements	Balance at 12/31/19
Issues	41,176	—	4,186	(3,653)	427	494	6	42,636
Promissory notes and commercial paper	2,454	—	412	(512)	1	1	2	2,358
Loans and other payables	8,555	(151)	1,138	(6,076)	55	25	942	4,488

		Cash used in financing activities
Millions of euros	Balance at 12/31/17	Cash received	Cash paid	Translation differences and exchange gains and losses	Fair value adjustment and financial updates	Other movements	Balance at 12/31/18
Issues	41,288	4,289	(4,654)	533	(280)	—	41,176
Promissory notes and commercial paper	2,406	299	(255)	4	—	—	2,454
Loans and other payables	8,900	3,465	(4,161)	80	10	261	8,555

Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2019 mainly includes the following:

Description	Limit 12/31/2019 (million euros)	Currency	Outstanding balance 12/31/2019 (million euros)	Arrangement date	Maturity date	Drawndown 2019 (million euros)	Repayment 2019 (million euros)
Telefónica, S.A.
Bilateral Credit (1)	300	EUR	—	05/14/2019	05/14/2024	—	—
Bilateral loan (2)	—	EUR	—	06/26/2014	04/01/2019	—	(1,000)
Bilateral loan	—	EUR	—	10/24/2016	03/19/2019	—	(150)
Bilateral loan	—	EUR	—	12/20/2017	07/22/2019	—	(385)
Bilateral loan	—	EUR	200	07/11/2019	08/14/2026	200	—
Bilateral loan (3)	—	EUR	—	12/28/2017	10/22/2019	—	(100)
Bilateral loan (4)	—	EUR	—	11/24/2017	10/30/2019	—	(100)
Bilateral loan	150	EUR	—	11/08/2019	03/31/2030	—	—
Bilateral loan (5)	—	EUR	—	02/23/2016	12/23/2019	—	(100)
Bilateral loan	200	EUR	—	12/04/2019	06/04/2027	—	—
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (6)	—	COP	—	01/05/2018	12/16/2019	—	(142)
Telefónica Europe B.V.
Structured financing (7)	—	EUR	—	11/28/2016	12/16/2019	—	(1,500)
Telxius Telecom S.A.U.
Bilateral loan	—	EUR	150	11/29/2019	11/29/2021	150	—
Telefónica Germany GmbH & Co. OHG
Syndicated facility (8)	750	EUR	—	12/17/2019	12/17/2024	—	—
EIB Financing (Tranche 1)	300	EUR	—	12/18/2019	12/18/2028	—	—

(1)	The facility matures in 2024, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2026.

(2)
On February, 18, 2019 and April 1, 2019 Telefónica, S.A. made an early repayment for 500 million euros respectively, of its 1,000 million euros bilateral loan signed on June 26, 2014 and originally scheduled to mature on June 26, 2019.

(3)	On October 22, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on October 22, 2020.

(4)	On October 30, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on January 30, 2026.

(5)	On December 23, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on February 23, 2021.

(6)
On May 30, 2019 Colombia Telecomunicaciones S.A. E.S.P. made an early repayment for 380,000 million COP and on December 16, 2019 153,000 million COP of its 533,000 million COP bilateral loan signed on January 5, 2018 and originally scheduled to mature on January 5, 2025.

(7)
On August 16, 2019, Telefónica Europe, B.V. made an early repayment for 750 million euros, on November 15, 2019 450 million euros and on December 16, 2019 300 million euros of its structured financing signed on November 28, 2016 and originally scheduled to mature on November 28, 2024.

(8)
On December 17, 2019, Telefónica Germany GmbH & Co. OHG signed a syndicated financing facility for an aggregate amount of 750 million euros which replaces the syndicated financing facility for 750 million euros signed on March 22, 2016, and originally scheduled to mature on March 22, 2023. The new financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.

The main debentures and bonds issued by the Group in 2019 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	02/05/2019	02/05/2024	1,000	1,000	EUR	1.069%
SHELF Bond	03/01/2019	03/01/2049	1,250	1,113	USD	5.520%
EMTN Bond	03/12/2019	03/12/2029	1,000	1,000	EUR	1.788%
EMTN Bond	07/01/2019	07/01/2039	500	500	EUR	1.957%
Telefónica del Perú, S.A.A.
Bond	04/10/2019	04/10/2027	1,700	457	PEN	7.375%
Colombia Telecomunicaciones S.A E.S.P.
Bond	05/29/2019	05/29/2024	347,590	94	COP	6.650%
Bond	05/29/2019	05/29/2029	152,410	41	COP	IPC + 3.390%
The main financing transactions at December 31, 2019 and 2018 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2019	12/31/2018	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	59	USD	53	93	05/03/2011	07/30/2021
Structured Financing (*)	316	USD	282	379	02/22/2013	01/31/2023
Structured Financing (*)	273	USD	243	314	08/01/2013	10/31/2023
Bilateral loan (1)	—	EUR	—	1,000	06/26/2014	04/01/2019
Structured Financing (*)	503	USD	448	516	12/11/2015	03/11/2026
Structured Financing (*)	341	EUR	341	401	12/11/2015	03/11/2026
Bilateral loan (2)	—	EUR	—	100	02/23/2016	12/23/2019
Bilateral loan	—	EUR	—	150	10/24/2016	03/19/2019
Credit	380	EUR	—	271	12/27/2002	12/27/2022
Bilateral loan (3)	—	EUR	—	100	11/24/2017	10/30/2019
Bilateral loan (4)	—	EUR	—	100	12/28/2017	10/22/2019
Bilateral loan	—	EUR	—	385	12/20/2017	07/22/2019
Credit	100	GBP	117	112	05/23/2013	03/01/2022
Bilateral credit (5)	300	EUR	—	—	05/14/2019	05/14/2024
Bilateral loan	—	EUR	200	—	07/11/2019	08/14/2026
Bilateral loan	150	EUR	—	—	11/08/2019	03/31/2030
Bilateral loan	200	EUR	—	—	12/04/2019	06/04/2027
Telefónica Germany GmbH & Co. OHG
BEI Financing	—	EUR	408	450	06/13/2016	06/13/2025
Syndicated facility (6)	750	EUR	—	—	12/17/2019	12/17/2024
BEI Financing (Tranche 1)	300	EUR	—	—	12/18/2019	12/18/2028
Telefónica Europe, B.V.
Structured Financing (7)	—	EUR	—	1,500	11/28/2016	12/16/2019
Telxius Telecom, S.A.
Syndicated facility	300	EUR	300	300	12/01/2017	12/01/2023
Bilateral loan	—	EUR	150	—	11/29/2019	11/29/2021
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (8)	—	COP	—	143	01/05/2018	12/16/2019
(1) On February, 18, 2019 and April 1,2019 Telefónica, S.A. made an early repayment for 500 million euros respectively, of its 1,000 million euros bilateral loan signed on June 26, 2014 and originally scheduled to mature on June 26, 2019.
(2) On December 23, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on February 23, 2021.
(3) On October 30, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on January 30, 2026.
(4) On October 22, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on October 22, 2020.
(5) The facility matures in 2024, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2026.
(6) On December 17, 2019, Telefónica Germany GmbH & Co. OHG signed a syndicated financing facility for an aggregate amount of 750 million euros which replaces the syndicated financing facility for 750 million euros signed on March 22, 2016, and originally scheduled to mature on March 22, 2023. The new financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.
(7) On August 16, 2019, Telefónica Europe, B.V. made an early repayment for 750 million euros, on November 15, 2019 450 million euros and on December 16, 2019 300 million euros of its structured financing signed on November 28, 2016 and originally scheduled to mature on November 28, 2024.
(8) On May 30, 2019 Colombia Telecomunicaciones S.A. E.S.P. made an early repayment for 380,000 million COP and on December 16, 2019 153,000 million COP of its 533,000 million COP bilateral loan signed on January 5, 2018 and originally scheduled to mature on January 5, 2025.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.

Schedule of Loans and Advances to Customers
The breakdown of “Loans and other payables” line by currency at December 31, 2019 and 2018, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/19	12/31/18	12/31/19	12/31/18
Euro	2,484	5,114	2,484	5,114
U.S. dollar	1,522	2,413	1,355	2,106
Brazilian real	1,527	2,964	337	668
Colombian peso	166,616	1,031,005	45	277
Pounds sterling	100	100	117	112
Peruvian nuevo sol	54	525	14	136
Other currencies			136	142
Total Group			4,488	8,555